Material accounting policy information	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Material accounting policy information

3.	Material Accounting Policy Information

Basis of accounting

The financial statements of the Company have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.

Functional and presentation currency

The financial statements of the Company are presented in United States Dollar (“USD”), which is the Company’s functional and presentation currency. All financial information is presented in USD.

Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statements of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Company may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Company designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Company has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Statement of cash flow

The Company adopt the indirect method in the preparation of the statements of cash flow.

For the purpose of the statements of cash flows, cash and cash equivalents are cash on hand.

3.	Material Accounting Policy Information

Basis of accounting

The unaudited financial statements of the Company have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.

Functional and presentation currency

The unaudited financial statements of the Company are presented in United States Dollar (“USD”), which is the Company’s functional and presentation currency. All financial information is presented in USD.

Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statements of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Company may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Company designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Company has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Statement of cash flow

The Company adopt the indirect method in the preparation of the statements of cash flow.

For the purpose of the statements of cash flows, cash and cash equivalents are cash on hand.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Material accounting policy information

3.	Material Accounting Policy Information

Basis of accounting

The financial statements of the Group have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.

Functional and presentation currency

The functional currency of the Group is Ringgit Malaysia (“RM”). The consolidated financial statements are presented in United States Dollar (“USD”), which is the presentation currency of the Group. All financial information is presented in USD.

Basis of consolidation

The Group adopts the merger method of accounting for all its subsidiaries.

A business combination involving entities under common control is a business combination in which all the combining subsidiaries are ultimately controlled by the same party and parties both before and after the business combination, and that control is not transitory. Under the merger method of accounting, the results of subsidiaries are presented as if the business combination had been affected throughout the current and previous financial years. The assets and liabilities combine are accounted for based on the carrying amounts from the perspective of the common control shareholder at the date of transfer. On consolidation, the difference between the carrying value of the investment in subsidiaries and the share capital of the Group’s subsidiaries is taken to merger reserve.

Non-controlling interests

At the acquisition date, components of non-controlling interests of the Group are measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable assets.

Investment in subsidiaries

In the Group’s separate financial statements, investment in subsidiaries is stated at cost less accumulated impairment losses.

Investment in associates

Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.

Revenue

Revenue is recognised at a point in time when they transfer control over a product or service to a customer and satisfy their performance obligation to a customer. Where applicable, rebates and discounts to customers are accounted as net of revenue according to contract. The revenue is recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

The Group recognises revenue from the following major sources:

(a)	Cellular therapy

Cellular therapy uses living cells to treat diseases by repairing damaged tissues, replacing lost cells, or boosting the body’s ability to fight illness.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(b)	Medical testing, laboratory and aesthetics beauty services

Medical testing, laboratory, and aesthetics beauty services cover a variety of procedures for health assessment and cosmetic enhancement.

Included in aesthetics beauty services are hair implant services, whereby, the revenue recognised are based on profit sharing basis as agreed with another counterparty.

Principal versus agent

When another party is involved in providing services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is classified as a principal when it controls the specified service before it is transferred to the customer. This control implies that the Group is responsible for fulfilling the service and bears the associated risks and rewards. Conversely, the Group is an agent if its obligation is to arrange for the service to be provided by another party without controlling it before transfer. In this case, the Group recognises revenue as a fee or commission for facilitating the service.

For hair implant services, specialised medical and aesthetic services, the Group exercises control over the delivery of the service before it reaches the customer. Consequently, the Group is deemed a principal for these services and recognises revenue based on the total amount charged to the customer.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(c)	Consultation fee

Consultation fee is the charge imposed by a doctor for providing medical advice, diagnosis, and treatment recommendations during a visit. This fee covers the time and expertise of the healthcare professional and may vary based on the complexity of the case and the doctor’s experience.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

(d)	Sale of medicine and healthcare product

The sale of medicine and healthcare products involves distributing pharmaceuticals and wellness items to improve health, with strict regulations to ensure safety and effectiveness.

Revenue is recognised when the transfer of significant risk and rewards of ownership of the goods to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably.

No element of financing is deemed present as the sales are made with credit term ranges from 30 days to 60 days, which is consistent with the market practice. Furthermore, the Group does not have any obligations related to returns, refunds or warranties.

Current and deferred income tax

Tax expenses for the year comprises current and deferred tax. Tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Current and deferred tax is measured using the tax rates that have been enacted or substantially enacted at the statement of financial position date in the countries where the Group’s subsidiaries and associates operate generate taxable income.

Deferred tax is provided for on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilised.

Deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred and income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Leases

Lessee accounting

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. Right-of-use assets are initially measured at cost less any accumulated amortisation and accumulated impairment losses, and adjusted for any remeasurement of the lease liabilities. Amortisation is computed on the straight-line basis over the lease period.

3.	Material Accounting Policy Information (Cont’d)

Leases (Cont’d)

Lessee accounting (Cont’d)

The lease liabilities are initially measured at the present value of the lease payments that are paid at commencement date, discounted using the interest rate implicit in the lease contract. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

Property, plant and equipment

Property, plant and equipment are measured at cost less any accumulated depreciation and accumulated impairment losses.

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture & fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Intangible assets

Intangible assets are measured at cost less any accumulated amortisation and accumulated impairment losses.

The amortisation of the intangible assets of the Group included in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income of the Group and the amortisation rate used was based on the estimated useful lives of the intangible assets, at the following rates:

Trademark	10.00 years
Patent	6.25 years - indefinite useful life
Technical know-how of stem cells cultivation	5.00 years

Inventories

Inventories are stated at lower of cost or net realisable value. Cost of inventories comprises the original cost of purchase plus incidental costs incurred in bringing the inventories to their present location, and accounted for on a first-in, first-out basis.

3.	Material Accounting Policy Information (Cont’d)

Financial instruments

Financial assets and financial liabilities are recognised in the Group’s statements of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Group may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Group recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Group has designated investment in unquoted shares as at FVTPL.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL (Cont’d)

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Impairment of non-financial assets

The carrying amounts of non-financial assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the Group make an estimate of the asset’s recoverable amount. For assets that has indefinite useful life, the recoverable amount is estimated at each reporting date.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of non-financial assets or cash-generating units (“CGUs”).

The recoverable amount of an asset or a CGU is the higher of its fair value less costs of disposal and its value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining the fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Where the carrying amount of an asset exceed its recoverable amount, the carrying amount of asset is reduced to its recoverable amount. Impairment losses recognised in respect of a CGU or groups of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to those units or groups of units and then, to reduce the carrying amount of the other assets in the unit or groups of units on a pro-rata basis.

Impairment losses are recognised in profit or loss, except for assets that were previously revalued with the revaluation surplus recognised in other comprehensive income. In the latter case, the impairment is recognised in other comprehensive income up to the amount of any previous revaluation.

3.	Material Accounting Policy Information (Cont’d)

Impairment of non-financial assets (Cont’d)

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. An impairment loss is reversed only if there has been a change in the estimates used to determine the assets recoverable amount since the last impairment loss was recognised. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised previously. Such reversal is recognised in profit or loss unless the asset is measured at revalued amount, in which case the reversal is treated as a revaluation increase.

Impairment of financial assets

The Group recognise a loss allowance for expected credit losses (“ECL”) on trade receivables, other receivables and deposits, amount owing due associates as well as cash and bank balances. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group recognises lifetime ECL for trade receivables. The Group considers past loss experience, timing of billing and observable data such as current changes and future forecasts in economic conditions to estimate the amount of expected impairment loss. The methodology and assumptions including any forecasts of future economic conditions are reviewed regularly.

For all other financial instruments, the Group recognise lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measure the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Reversal of impairment loss to profit or loss, if any, is restricted to not exceeding what the amortised cost would have been had the impairment not been recognised previously.

Significant increase in credit risk

In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Group compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information such as financial evaluation of the creditworthiness of the debtors, ageing of receivables, defaults and past due amounts, past experience with the debtors, current conditions and reasonable forecast of future economic conditions.

The Group presume that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 365 days past due, unless the Group have reasonable and supportable information that demonstrates otherwise.

3.	Material Accounting Policy Information (Cont’d)

Impairment of financial assets (Cont’d)

Probability of default

The Group consider the information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full, as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets are generally not recoverable.

The Group consider that default has occurred when a financial asset is more than 365 days past due unless the Group have reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Write-off policy

The Group write off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, with case-by-case assessment performed based on indicators such as insolvency or demise. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss as bad debts recovered.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expect to receive, discounted at the original effective interest rate.

If the Group have measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determine at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measure the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.

The Group recognise an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Segments reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and make overall strategic decisions. The Group’s operating segments are organised and managed separately according to the nature of the products and services provided, with each segment representing a strategic business unit that offers different products and serves different markets.

3.	Material Accounting Policy Information (Cont’d)

Statement of cash flows

The Group adopt the indirect method in the preparation of the statements of cash flows.

For the purpose of the statements of cash flows, cash and cash equivalents are cash and bank balances.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Material accounting policy information

3.	Material Accounting Policy Information

Basis of accounting

The financial statements of the Company have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.

3.	Material Accounting Policy Information (Cont’d)

Functional and presentation currency

The financial statements of the Company are presented in United States Dollar (“USD”), which is the Company’s functional and presentation currency. All financial information is presented in USD.

Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statements of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Company may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Company designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Company has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Statement of cash flow

The Company adopt the indirect method in the preparation of the statements of cash flow.

For the purpose of the statements of cash flows, cash and cash equivalents are cash on hand.

3.	Material Accounting Policy Information

Basis of accounting

The unaudited financial statements of the Group have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.

Functional and presentation currency

The functional currency of the Group is Ringgit Malaysia (“RM”). The unaudited consolidated financial statements are presented in United States Dollar (“USD”), which is the presentation currency of the Group. All financial information is presented in USD.

Basis of consolidation

The Group adopts the merger method of accounting for all its subsidiaries.

A business combination involving entities under common control is a business combination in which all the combining subsidiaries are ultimately controlled by the same party and parties both before and after the business combination, and that control is not transitory. Under the merger method of accounting, the results of subsidiaries are presented as if the business combination had been affected throughout the current and previous financial years. The assets and liabilities combine are accounted for based on the carrying amounts from the perspective of the common control shareholder at the date of transfer. On consolidation, the difference between the carrying value of the investment in subsidiaries and the share capital of the Group’s subsidiaries is taken to merger reserve.

Non-controlling interests

At the acquisition date, components of non-controlling interests of the Group are measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable assets.

Investment in subsidiaries

In the Group’s separate financial statements, investment in subsidiaries is stated at cost less accumulated impairment losses.

Investment in associates

Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.

Revenue

Revenue is recognised at a point in time when they transfer control over a product or service to a customer and satisfy their performance obligation to a customer. Where applicable, rebates and discounts to customers are accounted as net of revenue according to contract. The revenue is recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

The Group recognises revenue from the following major sources:

(a)	Cellular therapy

Cellular therapy uses living cells to treat diseases by repairing damaged tissues, replacing lost cells, or boosting the body’s ability to fight illness.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(b)	Medical testing, laboratory and aesthetics beauty services

Medical testing, laboratory, and aesthetics beauty services cover a variety of procedures for health assessment and cosmetic enhancement.

Included in aesthetics beauty services are hair implant services, whereby, the revenue recognised are based on profit sharing basis as agreed with another counterparty.

Principal versus agent

When another party is involved in providing services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is classified as a principal when it controls the specified service before it is transferred to the customer. This control implies that the Group is responsible for fulfilling the service and bears the associated risks and rewards. Conversely, the Group is an agent if its obligation is to arrange for the service to be provided by another party without controlling it before transfer. In this case, the Group recognises revenue as a fee or commission for facilitating the service.

For hair implant services, the Group exercises control over the delivery of the service before it reaches the customer. Consequently, the Group is deemed a principal for these services and recognises revenue based on the total amount charged to the customer.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(c)	Consultation fee

Consultation fee is the charge imposed by a doctor for providing medical advice, diagnosis, and treatment recommendations during a visit. This fee covers the time and expertise of the healthcare professional and may vary based on the complexity of the case and the doctor’s experience.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

(d)	Sale of medicine and healthcare product

The sale of medicine and healthcare products involves distributing pharmaceuticals and wellness items to improve health, with strict regulations to ensure safety and effectiveness.

Revenue is recognised when the transfer of significant risk and rewards of ownership of the goods to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably.

No element of financing is deemed present as the sales are made with credit term ranges from 30 days to 60 days, which is consistent with the market practice. Furthermore, the Group does not have any obligations related to returns, refunds or warranties.

Current and deferred income tax

Tax expenses for the year comprises current and deferred tax. Tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Current and deferred tax is measured using the tax rates that have been enacted or substantially enacted at the statement of financial position date in the countries where the Group’s subsidiaries and associates operate generate taxable income.

Deferred tax is provided for on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilised.

Deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred and income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Leases

Lessee accounting

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. Right-of-use assets are initially measured at cost less any accumulated amortisation and accumulated impairment losses, and adjusted for any remeasurement of the lease liabilities. Amortisation is computed on the straight-line basis over the lease period.

3.	Material Accounting Policy Information (Cont’d)

Leases (Cont’d)

Lessee accounting (Cont’d)

The lease liabilities are initially measured at the present value of the lease payments that are paid at commencement date, discounted using the interest rate implicit in the lease contract. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

Property, plant and equipment

Property, plant and equipment are measured at cost less any accumulated depreciation and accumulated impairment losses.

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture & fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Intangible assets

Intangible assets are measured at cost less any accumulated amortisation and accumulated impairment losses.

The amortisation of the intangible assets of the Group included in “other operating expenses” in the unaudited consolidated statements of profit or loss and other comprehensive income of the Group and the amortisation rate used was based on the estimated useful lives of the intangible assets, at the following rates:

Trademark	10.00 years
Patent	6.25 years - indefinite useful life
Technical know-how of stem cells cultivation	5.00 years

Inventories

Inventories are stated at lower of cost or net realisable value. Cost of inventories comprises the original cost of purchase plus incidental costs incurred in bringing the inventories to their present location, and accounted for on a first-in, first-out basis.

3.	Material Accounting Policy Information (Cont’d)

Financial instruments

Financial assets and financial liabilities are recognised in the Group’s statements of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Group may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Group recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortized cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortized cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases. The Group has designated investment in unquoted shares as at FVTPL.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL (Cont’d)

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Impairment of non-financial assets

The carrying amounts of non-financial assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the Group make an estimate of the asset’s recoverable amount. For assets that has indefinite useful life, the recoverable amount is estimated at each reporting date.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of non-financial assets or cash-generating units (“CGUs”).

The recoverable amount of an asset or a CGU is the higher of its fair value less costs of disposal and its value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining the fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Where the carrying amount of an asset exceed its recoverable amount, the carrying amount of asset is reduced to its recoverable amount. Impairment losses recognised in respect of a CGU or groups of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to those units or groups of units and then, to reduce the carrying amount of the other assets in the unit or groups of units on a pro-rata basis.

Impairment losses are recognised in profit or loss, except for assets that were previously revalued with the revaluation surplus recognised in other comprehensive income. In the latter case, the impairment is recognised in other comprehensive income up to the amount of any previous revaluation.

3.	Material Accounting Policy Information (Cont’d)

Impairment of non-financial assets (Cont’d)

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. An impairment loss is reversed only if there has been a change in the estimates used to determine the assets recoverable amount since the last impairment loss was recognised. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised previously. Such reversal is recognised in profit or loss unless the asset is measured at revalued amount, in which case the reversal is treated as a revaluation increase.

Impairment of financial assets

The Group recognise a loss allowance for expected credit losses (“ECL”) on trade receivables, other receivables and deposits, amount owing due associates as well as cash and bank balances. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group recognises lifetime ECL for trade receivables. The Group considers past loss experience, timing of billing and observable data such as current changes and future forecasts in economic conditions to estimate the amount of expected impairment loss. The methodology and assumptions including any forecasts of future economic conditions are reviewed regularly.

For all other financial instruments, the Group recognise lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measure the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Reversal of impairment loss to profit or loss, if any, is restricted to not exceeding what the amortised cost would have been had the impairment not been recognised previously.

Significant increase in credit risk

In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Group compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information such as financial evaluation of the creditworthiness of the debtors, ageing of receivables, defaults and past due amounts, past experience with the debtors, current conditions and reasonable forecast of future economic conditions.

The Group presume that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 365 days past due, unless the Group have reasonable and supportable information that demonstrates otherwise.

3.	Material Accounting Policy Information (Cont’d)

Impairment of financial assets (Cont’d)

Probability of default

The Group consider the information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full, as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets are generally not recoverable.

The Group consider that default has occurred when a financial asset is more than 365 days past due unless the Group have reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Write-off policy

The Group write off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, with case-by-case assessment performed based on indicators such as insolvency or demise. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss as bad debts recovered.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expect to receive, discounted at the original effective interest rate.

If the Group have measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determine at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measure the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.

The Group recognise an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Segments reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and make overall strategic decisions. The Group’s operating segments are organised and managed separately according to the nature of the products and services provided, with each segment representing a strategic business unit that offers different products and serves different markets.

3.	Material Accounting Policy Information (Cont’d)

Statement of cash flows

The Group adopt the indirect method in the preparation of the statements of cash flows.

For the purpose of the statements of cash flows, cash and cash equivalents are cash and bank balances.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Material accounting policy information

1. SIGNIFICANT ACCOUNTING POLICIES

1.1 GENERAL INFORMATION

Cilo Cybin Holdings Limited is a strategic investor in Biotech, Biohacking and Pharmaceutical businesses. Cilo Cybin Holdings Limited was incorporated on 23 February 2022.

1.2 STATEMENT OF COMPLIANCE

The annual financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS, Financial Reporting pronouncements by the Financial Reporting Standards Council (FRSC). The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB) and the Companies Act of South Africa.

1.3 BASIS OF PREPARATION

The annual financial statements of the Company has been prepared on the historical cost basis. The Company’s functional currency used for the preparation of the annual financial statements is Rand (R), rounded to the Rand.

1.4 SIGNIFICANT JUDGEMENTS AND KEY ACCOUNTING ESTIMATES

The preparation of annual financial statements in conformity with IFRS requires management, from time to time, to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses.

These estimates and associated assumptions are based on experience and various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Critical judgements in applying accounting policies

Taxation

Judgement is required in determining the provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Company recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. The Company recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing then recoverability of deferred income tax assets requires the group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realise the net deferred tax assets recorded at the end of the reporting period could be impacted.

Ordinary share classification

If the acquisition of a viable asset is not completed within a period of 36 months from the date on which the SPAC is listed, the SPAC is required to return the surplus cash, being the difference between the entire amount of cash held by, or on behalf of, the Company as at the Acquisition Window, minus the aggregate of all amounts payable by, or on behalf of, the Company including permissible operating expenses, and any amounts payable the Company and the Redemption Price.

It is the directors’ judgement that any decision to invest in a viable asset is under their control and as such the ordinary shares are considered to be equity.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

ACCOUNTING POLICIES

Key sources of estimation uncertainty

Impairment of financial assets

The credit loss allowance for financial assets are based on assumptions about risk of default and expected loss rates.

The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period.

1.5 FINANCIAL INSTRUMENTS

Financial instruments comprise cash and cash equivalents and shareholders loan, trade and other payables and proceeds from proposed share subscription.

Financial assets and liabilities are recognised in the entity’s statement of financial position when the entity becomes a party to the contractual provisions of the instruments.

Financial assets

All financial assets (cash and cash equivalents) are recognised initially at fair value plus transaction costs, except in the case of financial assets recorded at fair value through profit or loss.

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, using the effective interest rate method.

In order for a financial asset to be classified and measured at amortised cost it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding.

This assessment is referred to as the SPPI test and is performed at an instrument level.

Cash is measured at amortised cost less impairment losses or reversals which are recognised in profit or loss.

Financial liabilities

All financial liabilities (shareholders loan, trade and other payables and proceeds from proposed share subscription) are recognised initially at fair value plus transaction costs, except in the case of financial liabilities recorded at fair value through profit or loss.

Financial liabilities are classified, at initial recognition, as subsequently measured at amortised cost, using the effective interest rate method.

Derecognition

Financial assets are derecognised when the rights to receive cash flows from the assets have expired or have been transferred and the entity has transferred substantially all risks and rewards of ownership.

Financial liabilities are derecognised when the obligations specified in the contracts are discharged, cancelled or expire.

On derecognition of a financial asset/liability, any difference in carrying amount extinguished and the consideration paid is recognised in profit or loss.

Impairment of financial assets not carried at fair value

The entity calculates its allowance for credit losses based on expected credit losses (ECLs) for financial assets measured at amortised cost and contract assets. ECLs are a probability-weighted estimate of credit losses.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

ACCOUNTING POLICIES

Credit losses are measured as the present value of all cash shortfalls (the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the entity expects to receive).

1.6 TAXATION

Current tax assets and liabilities

Current tax for current and prior periods is, to the extent unpaid, recognised as a liability. If the amount already paid in respect of current and prior periods exceeds the amount due for those periods, the excess is recognised as an asset.

Current tax liabilities (assets) for the current and prior periods are measured at the amount expected to be paid to (recovered from) the tax authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities

A deferred tax liability is recognised for all taxable temporary differences, except to the extent that the deferred tax liability arises from the initial recognition of an asset or liability in a transaction which at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).

A deferred tax asset is recognised for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised. A deferred tax asset is not recognised when it arises from the initial recognition of an asset or liability in a transaction at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).

A deferred tax asset is recognised for the carry forward of unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilised.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Tax expenses

Current and deferred taxes are recognised as income or an expense and included in profit or loss for the period, except to the extent that the tax arises from:

●	a transaction or event which is recognised, in the same or a different period, to other comprehensive income, or
●	a business combination.

Current tax and deferred taxes are charged or credited to other comprehensive income if the tax relates to items that are credited or charged, in the same or a different period, to other comprehensive income.

Current tax and deferred taxes are charged or credited directly to equity if the tax relates to items that are credited or charged, in the same or a different period, directly in equity.

1.7 SHARE CAPITAL

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities.

Ordinary shares are recognised at issue value and classified as ‘share capital’ in equity.

Incremental costs directly attributable to the issue of Ordinary Shares, net of any tax effects, are recognised as a deduction from equity.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

ACCOUNTING POLICIES

1.8 INTEREST REVENUE

Interest in recognized, in profit or loss, using the effective interest rate method.

1.9 BORROWING COSTS

Borrowing costs are recognised as an expense in the period in which they are incurred.

1.10 CASH FLOW STATEMENT

The Company has adopted the indirect method for preparing the statement of cash flows.

1.11 NEW STANDARDS AND INTERPRETATIONS

In the current year, the Company has adopted all new and revised IFRSs that are relevant to its operations and effective for annual reporting periods beginning on or after 1 April 2023.

The Company has not applied any new, revised or amended pronouncements or standards that have been issued by the IASB which are effective for annual reporting periods beginning on or after 1 April 2024.

It is not anticipated that the new, revised or amended pronouncements or standards effective from 1 April 2024 would have a material impact on the Company’s financial statements.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS